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                                THE AL FRANK FUND
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                               Semi-Annual Report















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                                     For the
                                Six Months Ended
                                  June 30, 2001

                                THE AL FRANK FUND


Dear Shareholders,

The Al Frank Fund (VALUX) continues to enjoy superb performance, as the "stealth" bull market endures, despite the headlines one reads almost daily in the financial press. While the major market averages were flat-to-down in the first half of 2001, with the Nasdaq Composite off another 12.55%, the majority of stocks were actually up for the year. Of course, indexes like the Dow Jones Industrial Average, the S&P 500 and the aforementioned Nasdaq are dominated by large capitalization stocks, most of which have been substantially overvalued after riding atop the market "bubble" for several years. Although the General Electrics, Cisco Systems and Yahoos of the investment universe have seen their market prices slashed this year, a recent study showed that 55% of the stocks in the S&P 500, 68% of all Nasdaq stocks priced at more than $5 and 66% of all New York Stock Exchange stocks priced at more than $5 were up as of July 22, 2001.

Happily, the Net Asset Value of The Al Frank Fund advanced, yes advanced, 22.89% for the first six months of 2001. We have generated our performance by continuing to practice our disciplined approach of buying out-of-favor and undervalued stocks with the anticipation of holding them for their long-term appreciation potential. We have not wavered from our time-tested
"buy-low-sell-high" philosophy even when it seemed that the "greater-fool" momentum-driven new era of investing was all the rage. We are not shocked that many of the profit-less dot.com stocks have gone bust, nor are we surprised that the sky-high P/Es of the large-cap technology companies have been depressed.

Stock market history reveals that stocks trading for low Price/Earnings ratios, low Price/Sales ratios and low Price/Book Value ratios outperform stocks trading for higher valuations by a wide margin over the long term. Continuing the history lesson, small-capitalization stocks also outperform large-capitalization stocks by a significant percentage. Because we play the percentages, so to speak, by purchasing undervalued, small-cap companies, we should not be surprised that our style of investing has produced such stellar returns. Not only have we seen the market reward many of our inexpensive companies with higher multiples of earnings, sales, and book value, we have enjoyed quite a few buyout offers for our corporations as other investors, industry rivals and management-led groups have reached the conclusion that owning entire companies can be quite lucrative, especially when the purchase price is so reasonable. While we own only a very small percentage of the outstanding shares, we believe that we are partnering with the corporations in which we invest. We are not merely buying and selling pieces of paper as so many on Wall Street seem to do with little interest in the valuation measures of the underlying corporations.

With the caveats that no investment approach works 100% of the time, that there are certainly no guarantees in investing and that our philosophy requires substantial patience to allow stocks time to blossom, we strongly believe that our brand of simple value investing will deliver superior returns over the long term. In addition, we continue to think that we are in the early stages of the renaissance of value investing, especially as the valuation divergence of the overvalued large-cap stocks and the undervalued small-caps had become so extreme. We could see the major market averages tread water, while the inexpensive stocks march higher. Such was the case following the bear market of

                                THE AL FRANK FUND


1973-1974 when Small Value stocks soared 400% over the next five years, while Large Growth stocks advanced "only" 100%. This data, generated by Ibbotson Associates, appeared in the Wall Street Journal earlier this year.

What's more, the friendly Federal Reserve is an extremely important pillar for the stock markets. The seven interest rate cuts enacted thus far in 2001 should eventually lead to a significant upturn in the economy and the initiation of an interest rate cutting cycle has almost always led to higher stock prices, if the last 30 years can be used as a guide. There have been 13 previous Fed rate-cutting cycles since 1971 and in all 13 instances, the Nasdaq was higher 12 months later and in 12 of the 13 occasions, the S&P 500 was higher a year later. Of course, both of those indexes will have to rise significantly by the end of this year for that trend to continue, given the current (as of August 25) decline of 10.25% for the S&P 500 and a loss of 22.41% for the Nasdaq Composite. For comparative purposes, VALUX was up 22.14% year-to-date, versus a 0.56% loss for the Russell 2000, our primary benchmark.

The Fund has received substantial inflows this year with assets rising to more than $32 million today from $20 million at the beginning of the year. We continue to find numerous bargains in which to invest, with over 300 stocks presently residing in VALUX. Given this broad diversification, a hallmark of our 24 years of publishing The Prudent Speculator investment newsletter, we are able to be as tax- efficient as possible. We can not promise that there will not be a distribution later this year, but we will do our best to minimize shareholders' tax burdens without jeopardizing the performance of the Fund. We thank you for your continued participation in The Al Frank Fund.

Sincerely,

/s/ John Buckingham                     /s/ Al Frank

John Buckingham and Al Frank

Footnotes:

Performance figures of the Fund referenced represent past performance and are not indicative of future performance. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. This report is authorized for use when preceded or accompanied by a current prospectus for the Fund. The prospectus contains more information about the risks and on-going expenses of an investment in the Fund.

The Fund's total return for the six months ended June 30, 2001 was 22.89% and since inception (January 2, 1998) through June 30, 2001 was 20.40% (on an annualized basis). If the maximum sales charge were reflected, the Fund's returns for the same periods would have been 16.20% and 18.49%, respectively.

The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The NASDAQ Stock Market is the largest electronic, screen-based market in the world with over 5,100 companies listed.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally leaders in their respective industries and are listed on the New York Stock Exchange.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 95.86%
  ADVANCED INDUSTRIAL EQUIPMENT
   3,000  KLA-Tencor Corp.*                                        $    175,410
   4,002  MTS Systems Corp.                                              55,187
  11,600  Stratasys, Inc.*                                               35,032
  10,000  The Lamson & Sessions Co.*                                     67,000
                                                                   ------------
                                                                        332,629
                                                                   ------------
  ADVANCED MEDICAL DEVICES
   2,700  Guidant Corp.*                                                 97,200
  37,000  Laserscope*                                                    62,900
  13,774  Utah Medical Products, Inc.*                                  156,335
   8,000  VISX, Inc.*                                                   154,800
                                                                   ------------
                                                                        471,235
                                                                   ------------
  AEROSPACE & DEFENSE
  11,000  Allied Research Corp.*                                         88,000
   6,000  BE Aerospace, Inc.*                                           114,300
   3,100  Ducommun, Inc.*                                                40,300
   3,000  Kaman Corp.                                                    53,100
   9,000  LMI Aerospace, Inc.*                                           35,910
   1,200  Lockheed Martin Corp.                                          44,460
   1,500  Raytheon Co. - Class B                                         39,825
   1,000  Sequa Corp.*                                                   45,500
  14,600  SIFCO Industries, Inc.                                         81,030
  20,000  TransTechnology Corp.*                                        175,300
                                                                   ------------
                                                                        717,725
                                                                   ------------
  AIR FREIGHT/COURIERS
      99  FedEx Corp.*                                                    3,980
                                                                   ------------
  AIRLINES
   3,000  AMR Corp.*                                                    108,390
   1,500  Delta Air Lines, Inc.                                          66,120
   5,000  KLM Royal Dutch Airlines                                       88,250
   2,500  UAL Corp.                                                      87,875
                                                                   ------------
                                                                        350,635
                                                                   ------------
  ALUMINUM
   3,500  Alcoa, Inc.                                                   137,900
                                                                   ------------
  AUTOMOBILE MANUFACTURERS
   2,000  DaimlerChrysler Corp.                                          92,200
   5,000  Ford Motor Co.                                                122,750
   1,600  General Motors Corp.                                          102,960
                                                                   ------------
                                                                        317,910
                                                                   ------------
  AUTOMOBILE PARTS & EQUIPMENT
   6,000  ArvinMeritor, Inc.                                            100,440
   6,000  Cooper Tire & Rubber                                           85,200
  11,999  Dura Automotive Systems, Inc.*                                191,984
   4,500  Genuine Parts Co.                                             141,750
   3,000  Lear Corp.*                                                   104,700
   5,000  The Goodyear Tire & Rubber Co.                                140,000
   5,000  Visteon Corp.                                                  91,900
                                                                   ------------
                                                                        855,974
                                                                   ------------
  BANKS
   2,000  Bank of America Corp.                                         120,060
   1,000  BANK ONE Corp.                                                 35,800
  20,000  BankAtlantic Bancorp, Inc.                                    173,800
  13,872  Bay View Capital Corp.                                        103,762
   2,000  Capstead Mortgage Corp.                                        35,600
   1,100  Citigroup, Inc.                                                58,124
     819  First Union Corp.                                              28,616
   8,000  Pacific Century Financial Corp.                               206,320
  10,000  Sovereign BanCorp, Inc.                                       130,000
                                                                   ------------
                                                                        892,082
                                                                   ------------
  BIOTECHNOLOGY
  20,000  Zonagen, Inc.*                                                 61,400
                                                                   ------------
  BUILDING MATERIALS
     900  Ameron International Corp.                                     60,075
   4,000  Hughes Supply                                                  94,600
   7,000  JLG Industries, Inc.                                           86,450
   6,000  NCI Building Systems, Inc.*                                   109,500
   3,000  Nortek, Inc.*                                                  93,660
   5,500  OMNOVA Solutions, Inc.                                         40,040
   7,000  Pope & Talbot, Inc.                                            90,370
                                                                   ------------
                                                                        574,695
                                                                   ------------
  BUSINESS SERVICES
  13,900  Ablest, Inc.*                                                  62,550
  20,000  Analysts International Corp.                                   89,200
  50,000  Be Free, Inc.*                                                 61,000
   9,500  Cambridge Technology Partners (Massachusetts), Inc.*           33,630
  40,000  Comdisco, Inc.                                                 53,200
  40,000  Computer Horizons Corp.*                                      124,400
  20,000  Encompass Services Corp.*                                     179,000
   7,000  IKON Office Solutions, Inc.                                    68,600
   5,000  In Focus Systems*                                             101,950

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
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Shares                                                                  Value
--------------------------------------------------------------------------------
  BUSINESS SERVICES, CONTINUED
   3,750  Right Mgmt Consult                                       $     97,875
  80,000  SOS Staffing Services, Inc.*                                  104,800
  32,720  Vicon Industries, Inc.*                                        81,800
                                                                   ------------
                                                                      1,058,005
                                                                   ------------
  CHEMICALS - COMMODITY
   5,000  Olin Corp.                                                     84,950
   3,000  The Dow Chemical Co.                                           99,750
                                                                   ------------
                                                                        184,700
                                                                   ------------
  CHEMICALS - SPECIALTY
   7,000  Crompton Corp.                                                 76,300
   8,000  IMC Global, Inc.                                               81,600
   2,200  Octel Corp.*                                                   35,750
   8,000  Spartech Corp.                                                193,200
   1,400  Wellman, Inc.                                                  25,060
                                                                   ------------
                                                                        411,910
                                                                   ------------
  CLOTHING/FABRICS
   1,000  Garan, Inc                                                     34,150
  10,000  Guess ?, Inc.*                                                 67,000
   7,200  Haggar Corp.                                                   74,520
  30,000  Hartmarx Corp.*                                                75,300
   4,500  Kellwood Co.                                                  103,950
   5,000  Oxford Industries                                             110,000
  14,000  Quaker Fabrics*                                               143,500
   1,500  Quiksilver, Inc.*                                              37,500
   5,000  Tommy Hilfiger Corp.*                                          70,000
   5,000  Tropical Sportswear*                                          104,050
   8,000  Unifi, Inc*                                                    68,000
                                                                   ------------
                                                                        887,970
                                                                   ------------
  COMMUNICATIONS TECHNOLOGY
  20,000  3Com Corp.*                                                    95,000
  50,000  Adaptive BroadBand*                                            17,500
     186  Avaya, Inc.*                                                    2,548
  14,400  Blonder Tongue Labs*                                           57,168
   6,000  Cabletron Systems, Inc.                                       137,100
  11,000  Clarent Corp.*                                                101,090
   6,000  Datum*                                                         81,000
  10,000  Davox Corp.*                                                   83,000
  10,000  DIGI International, Inc.*                                      87,400
  65,000  Glenayre Technologies, Inc.*                                   83,200
  10,000  Lucent Technologies, Inc.                                      62,000
  20,000  Network Equipment Technology*                                  64,000
  60,000  Screaming Media, Inc.*                                        177,000
  75,000  VTEL Corp.*                                                    87,000
  20,000  Zoom Telephonics, Inc.*                                        45,000
                                                                   ------------
                                                                      1,180,006
                                                                   ------------
  COMPUTERS
  11,000  Adaptec, Inc.                                                 109,340
   6,000  Apple Computer, Inc.*                                         139,500
  10,400  Applied Graphics Technology, Inc.*                             12,480
   4,000  Compaq Computer Corp.                                          61,960
  22,000  Exabyte Corp.*                                                 21,120
  30,000  Iomega Corp.*                                                  71,700
  11,000  Maxtor Corp.*                                                  57,750
   3,000  Quantum Corp. - DLT & Storage Systems Group*                   30,270
  20,000  Read-Rite Corp.*                                              106,600
   1,250  Seagate Technology*                                               100
  25,000  SONICblue*                                                     82,500
   8,000  Storage Technology Corp.*                                     110,080
  20,000  Trident Microsystems, Inc.*                                    81,200
                                                                   ------------
                                                                        884,600
                                                                   ------------
  CONSUMER SERVICES
  20,000  ANC Rental Corp.*                                              60,000
   2,500  H&R Block, Inc.                                               161,375
  62,800  Mypoints.com*                                                 161,396
                                                                   ------------
                                                                        382,771
                                                                   ------------
  CONTAINERS & PACKAGING
  20,000  Applied Extrusion Technology, Inc.*                           146,800
                                                                   ------------
  COSMETICS/PERSONAL CARE
  30,000  Allou Health & Beauty Care, Inc.*                             123,000
  10,000  Helen of Troy Ltd.*                                            88,400
                                                                   ------------
                                                                        211,400
                                                                   ------------
  ELECTRICAL COMPONENTS & EQUIPMENT
  30,000  Aerovox, Inc.*                                                 16,200
  25,000  Aetrium, Inc.*                                                 57,500
   5,000  American Power Conversion Corp.*                               78,750
   4,000  AVX Corp.                                                      84,000
   4,000  Bel Fuse, Inc. - Class B                                      133,000
   4,000  C&D Technologies                                              124,000
  60,000  InVision Technologies, Inc.*                                  231,000
   8,289  Nam Tai Electronics, Inc.                                     124,417
   5,000  PRI Automation, Inc.*                                          92,625
   5,400  Recoton Corp.*                                                 93,558
   7,600  RF Industries Ltd.*                                            23,256
   3,100  Thomas & Betts Corp.                                           68,417
  12,298  Vishay Intertechnology, Inc.*                                 282,866
                                                                   ------------
                                                                      1,409,589
                                                                   ------------

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
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Shares                                                                  Value
--------------------------------------------------------------------------------
  FINANCIAL SERVICES, DIVERSIFIED
   4,847  Conseco, Inc.*                                           $     66,162
                                                                   ------------
  FIXED LINE COMMUNICATIONS
   4,000  AT&T Corp.*                                                    88,000
   5,000  MCI Group                                                      80,500
   5,000  Worldcom, Inc.                                                 71,000
                                                                   ------------
                                                                        239,500
                                                                   ------------
  FOOD
   2,200  Sara Lee Corp.                                                 41,668
                                                                   ------------
  FOOD RETAILERS
   3,500  Albertson's, Inc.                                             104,965
                                                                   ------------
  FOOTWEAR
  25,000  Deckers Outdoor*                                               98,250
   5,000  Maxwell Shoe Co., Inc.*                                        85,000
   5,000  R.G. Barry Corp.*                                              23,000
   1,800  Reebok International Ltd.                                      57,510
  15,000  Saucony, Inc. - Class B                                        94,800
   1,000  The Timberland Co. - Class A                                   39,510
                                                                   ------------
                                                                        398,070
                                                                   ------------
  FOREST PRODUCTS
   2,500  Georgia-Pacific Corp.                                          84,625
                                                                   ------------
  HEALTHCARE PROVIDERS
   4,000  Aetna, Inc.*                                                  103,480
  11,500  Curative Health Services, Inc.*                                72,450
  12,000  HEALTHSOUTH Corp.*                                            191,640
  10,000  Humana Corp.*                                                  98,500
  42,300  LCA-Vision, Inc.*                                             105,750
   3,500  Oxford Health*                                                100,100
   7,000  Pacificare*                                                   114,100
  13,500  Res-Care, Inc.*                                               111,510
                                                                   ------------
                                                                        897,530
                                                                   ------------
  HEAVY CONSTRUCTION
   5,000  Dycom Industries*                                             114,650
                                                                   ------------
  HEAVY MACHINERY
   1,800  A.O. Smith Corp.                                               32,220
  20,400  Katy Industries*                                               96,696
                                                                   ------------
                                                                        128,916
                                                                   ------------
  HOME CONSTRUCTION
  16,000  Cavalier Homes, Inc.*                                          46,400
  10,000  Champion Enterprises, Inc.*                                   113,800
   4,000  Clayton Homes, Inc.                                            62,880
   4,839  D.R. Horton, Inc.                                             109,845
   8,000  Fleetwood Enterprises                                         112,640
   4,000  KB Home, Inc.                                                 120,680
  20,000  Oakwood Homes                                                 100,000
   6,100  Rexhall Industries*                                            37,637
   6,000  Standard Pacific Corp.                                        138,900
   1,200  Toll Brothers, Inc.*                                           47,172
                                                                   ------------
                                                                        889,954
                                                                   ------------
  HOME FURNISHINGS
  14,000  Applica Corp.*                                                111,440
   4,000  Chromcraft Revington, Inc.*                                    38,500
   6,000  Craftmade International, Inc.                                  67,200
   3,100  Maytag Corp.                                                   90,706
  25,000  The Dixie Group, Inc.*                                        118,750
   2,000  Whirlpool Corp.                                               125,000
                                                                   ------------
                                                                        551,596
                                                                   ------------
  HOUSE-DURABLE
  11,000  Department 56, Inc.*                                           84,150
   3,500  Springs Industries, Inc.                                      154,350
   4,000  The Sherwin-Williams Co.                                       88,800
                                                                   ------------
                                                                        327,300
                                                                   ------------
  HOUSE-NON-DURABLE
  15,000  Central Garden & Pet Co. - Class A*                           124,200
                                                                   ------------
  INDUSTRIAL & COMMERCIAL SERVICES
   4,500  Avnet, Inc.                                                   100,890
  10,000  Nu Horizons Electronics Corp.*                                 95,000
  10,000  Spectrum Controls*                                             59,600
   8,000  Trio-Tech International*                                       26,000
                                                                   ------------
                                                                        281,490
                                                                   ------------
  INDUSTRIAL DIVERSIFIED
   8,000  GenCorp, Inc.                                                 102,400
  15,300  McRae Industries, Inc.                                         64,643
   7,000  P & F Industries, Inc. - Class A*                              47,950
   1,000  Rockwell International Corp.                                   38,120
                                                                   ------------
                                                                        253,113
                                                                   ------------
  INSURANCE, LIFE
     400  National Western Life Insurance Co.*                           48,000
   1,500  Torchmark Corp.                                                60,315
   2,000  UnumProvident Corp.                                            64,240
                                                                   ------------
                                                                        172,555
                                                                   ------------

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
INSURANCE, PROPERTY & CASUALTY
     800  MGIC Investment Corp.                                    $     58,112
   2,200  Radian Group                                                   88,990
  50,000  RTW, Inc.*                                                    102,250
   1,000  The Allstate Corp.                                             43,990
   1,700  Trenwick Group, Inc.                                           38,964
                                                                   ------------
                                                                        332,306
                                                                   ------------
  MARINE TRANSPORTATION
  18,000  OMI Corp.*                                                    102,420
   8,000  Sea Containers Ltd. - Class A                                 149,760
   1,900  Stolt-Nielsen S.A. ADR                                         33,915
                                                                   ------------
                                                                        286,095
                                                                   ------------
  MEDICAL SUPPLIES
   3,500  Bergen Brunswig Corp.                                          67,270
   5,000  Boston Scientific Corp.*                                       85,000
  10,000  Minntech Corp.*                                                96,500
                                                                   ------------
                                                                        248,770
                                                                   ------------
  OIL, EQUIPMENT & SERVICES
  13,000  Giant Industries, Inc.*                                       114,400
   5,000  Holly Corp.                                                   176,250
   6,000  Maverick Tube Corp.*                                          101,700
   5,000  Oceaneering International, Inc.*                              103,750
   2,700  Offshore Logistics, Inc.*                                      51,300
                                                                   ------------
                                                                        547,400
                                                                   ------------
  OIL, DRILLING
   2,300  Global Marine, Inc.*                                           42,849
  16,400  Harken Energy Corp.*                                           40,180
  10,200  Wiser Oil*                                                     71,400
                                                                   ------------
                                                                        154,429
                                                                   ------------
  OIL, SECONDARY
  10,000  FriedeGoldmanHalter*                                            4,400
   6,000  Ocean Energy, Inc.                                            104,700
  10,000  Range Resources Corp.*                                         60,000
   3,300  Triton Energy*                                                108,075
   1,500  Ultramar Diamond Shamrock Corp.                                70,875
   2,500  Valero Energy Corp.                                            91,950
   5,000  Vintage Petroleum                                              93,500
                                                                   ------------
                                                                        533,500
                                                                   ------------
  OTHER NON-FERROUS
   4,000  Cleveland-Cliffs, Inc.                                         74,000
     899  Phelps Dodge Corp.                                             37,309
                                                                   ------------
                                                                        111,309
                                                                   ------------
  PAPER PRODUCTS
   3,000  International Paper Co.                                       107,100
                                                                   ------------
  PHARMACEUTICALS
   4,000  Nature's Sunshine Products, Inc.                               47,320
   2,700  Schering-Plough                                                97,848
  40,000  Twinlab Corp.*                                                103,200
                                                                   ------------
                                                                        248,368
                                                                   ------------
  POLLUTION CONTROL/WASTE MANAGEMENT
  20,000  IMCO Recycling, Inc.                                          142,000
                                                                   ------------
  PRECIOUS METALS
   3,259  AngloAmerican ADR                                              48,800
                                                                   ------------
  RAILROADS
   3,500  CSX Corp.                                                     126,840
   1,800  Union Pacific Corp.                                            98,838
                                                                   ------------
                                                                        225,678
                                                                   ------------
  REAL ESTATE INVESTMENT
   8,000  HRPT Properties Trust                                          77,840
   3,000  LNR Property Corp.                                            105,000
                                                                   ------------
                                                                        182,840
                                                                   ------------
  RECREATIONAL PRODUCTS
   4,000  Brunswick Corp.                                                96,120
   2,200  Callaway Golf Co.                                              34,760
   3,600  CoastCast Corp.                                                28,620
  15,000  Concord Camera*                                                88,500
   2,000  Eastman Kodak Co.                                              93,360
   6,000  K2, Inc.*                                                      68,580
                                                                   ------------
                                                                        409,940
                                                                   ------------
  RESTAURANTS
  30,000  CKE Restaurants*                                               99,000
   3,500  Landry's Seafood Restaurants, Inc.                             59,500
   3,600  Outback Steakhouse*                                           103,680
   3,000  TRICON Global Restaurants, Inc.*                              131,700
                                                                   ------------
                                                                        393,880
                                                                   ------------
  RETAILERS, APPAREL
     750  American Eagle Outfitters, Inc.                                26,430
   5,000  AnnTaylor, Inc.*                                              179,000
   2,500  Burlington Coat Factory Warehouse Corp.*                       50,000
  10,000  Gadzooks, Inc.*                                               130,900
 100,000  One Price Clothing Stores, Inc.*                               72,000
   2,500  Pacific Sunwear of California, Inc.*                           56,075
                                                                   ------------
                                                                        514,405
                                                                   ------------

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
  RETAILERS, BROADLINE
   5,000  J.C. Penney Company, Inc.                                $    131,800
  10,000  Kmart Corp.*                                                  114,700
   5,000  Nordstrom, Inc.                                                92,750
   2,500  Sears, Roebuck and Co.                                        105,775
                                                                   ------------
                                                                        445,025
                                                                   ------------
  RETAILERS, SPECIALTY
   4,500  A.C. Moore Arts & Crafts, Inc.*                                67,500
  10,000  AutoNation, Inc.*                                             116,000
  17,000  Friedman's, Inc.                                              195,500
  40,000  HomeBase, Inc.*                                               138,000
  30,000  Jo-Ann Stores, Inc. - Class B*                                 67,800
   5,000  Michaels Stores, Inc.*                                        205,000
   5,000  Office Depot, Inc.*                                            51,900
  25,000  OfficeMax*                                                     92,250
   4,000  Rex Stores Corp.                                              107,640
   8,000  TBC Corp.*                                                     76,640
   4,000  The Pep Boys - Manny, Moe & Jack                               44,920
   4,000  Toys 'R' Us, Inc.*                                             99,000
   2,700  TransWorld Entertainment Corp.*                                25,677
                                                                   ------------
                                                                      1,287,827
                                                                   ------------
  SAVINGS & LOANS
   2,400  FirstFed Financial Corp.*                                      71,520
   2,200  Golden State Bancorp, Inc.                                     67,760
   2,750  PVF Capital Corp.                                              29,563
   2,250  Washington Mutual, Inc.                                        84,488
                                                                   ------------
                                                                        253,331
                                                                   ------------
  SECURITIES BROKERS
     750  Lehman Brothers Holdings, Inc.                                 58,313
     882  The Bear Stearns Companies, Inc.                               52,012
                                                                   ------------
                                                                        110,325
                                                                   ------------
  SEMICONDUCTOR & RELATED
   4,000  Advanced Micro Devices, Inc.*                                 115,520
   1,500  Applied Materials, Inc.*                                       73,650
   1,929  ASM Holdings*                                                  42,920
   6,668  Atmel Corp.*                                                   89,951
   5,000  Cohu, Inc.                                                    112,500
   4,500  Credence Systems Corp.*                                       109,080
   4,000  Cypress Semiconductor Corp.*                                   95,400
   4,000  Dataram Corp.*                                                 39,600
   9,000  Diodes, Inc.*                                                  83,700
   6,000  Electroglas, Inc.*                                            106,200
  10,690  ESS Technology*                                               113,314
  12,000  General Semiconductor, Inc.*                                  125,520
   3,000  Integrated Device Technology, Inc.*                            95,070
  12,000  Integrated Silicon Solutions, Inc.*                           166,800
   2,334  International Rectifier Corp.*                                 79,589
   5,000  KEMET Corp.*                                                   99,050
   8,000  Kulicke and Soffa Industries, Inc.*                           137,280
   5,000  Lam Research Corp.*                                           148,250
   4,000  LSI Logic*                                                     75,200
   2,000  Micron Technology, Inc.*                                       82,200
   4,000  National Semiconductor Corp.*                                 116,480
   3,000  Novellus Systems, Inc.*                                       170,370
   1,250  Standard Microsystems Corp.*                                   22,375
   2,000  Teradyne, Inc.*                                                66,200
   4,200  Varian Semiconductor Equipment Associates, Inc.*              176,400
                                                                   ------------
                                                                      2,542,620
                                                                   ------------
  SOFTWARE
  10,000  Aether Systems, Inc.*                                          88,500
  54,500  American Software, Inc. - Class A*                             92,650
   4,000  Autodesk, Inc.*                                               149,200
   6,000  Avant! Corp.*                                                  79,800
   2,000  BMC Software, Inc.*                                            45,080
  15,000  CAM Commerce Solutions, Inc.*                                  56,475
   4,000  Computer Associates International, Inc.                       144,000
  10,000  Compuware Corp.*                                              139,900
   1,500  Electronics for Imaging, Inc.*                                 44,250
  50,000  Net Perceptions, Inc.*                                         86,000
  35,000  NetManage, Inc.*                                               25,200
  82,700  Peerless Systems Corp.*                                       152,995
   2,800  Progress Software Corp.*                                       45,360
  20,000  Rainbow Technologies*                                         111,800
   1,316  Roxio*                                                         17,108
  39,000  SEEC, Inc.*                                                   104,130
   2,500  Software Spectrum, Inc.*                                       30,300
   2,400  Symantec Corp.*                                               104,856

                                THE AL FRANK FUND

SCHEDULE OF INVESTMENTS at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
  SOFTWARE, CONTINUED
   3,500  Unisys Corp.*                                            $     51,485
                                                                   ------------
                                                                      1,569,089
                                                                   ------------
  STEEL
  10,000  AK Steel                                                      125,400
 100,000  LTV Corp.*                                                     13,100
  50,000  Rouge Industries, Inc. - Class A                              111,500
   1,351  Ryerson Tull, Inc.                                             18,225
   4,000  USX - US Steel Group                                           80,600
                                                                   ------------
                                                                        348,825
                                                                   ------------
  TOBACCO
   1,000  Philip Morris Companies, Inc.                                  50,750
   1,600  R.J. Reynolds Tobacco Holdings, Inc.                           87,360
   1,700  UST, Inc.                                                      49,062
                                                                   ------------
                                                                        187,172
                                                                   ------------
  TOYS
   6,000  Hasbro, Inc.                                                   86,700
   6,000  Mattel, Inc.*                                                 113,520
   9,000  Topps Company, Inc.*                                          105,210
                                                                   ------------
                                                                        305,430
                                                                   ------------
  TRANSPORTATION EQUIPMENT
   2,000  Cummins Engine Co.                                             77,400
   3,000  Navistar International Corp.*                                  84,390
     433  Sabre Holdings Corp.*                                          21,650
   4,000  Trinity Industries, Inc.                                       83,560
                                                                   ------------
                                                                        267,000
                                                                   ------------
  TRUCKING
   5,000  Arkansas Best Corp.*                                          115,250
  33,800  Cannon Express, Inc.*                                          57,122
  15,000  Consolidated Freightways Corp.*                               134,400
   3,100  Old Dominion Freight Line, Inc.*                               30,225
   4,300  Roadway Express, Inc.                                         102,211
   4,500  Yellow Corp.*                                                  85,410
                                                                   ------------
                                                                        524,618
                                                                   ------------
  WIRELESS COMMUNICATIONS
  30,000  Brightpoint, Inc.*                                             87,000
   6,000  Corning                                                       100,260
                                                                   ------------
                                                                        187,260
                                                                   ------------
Total Common Stocks
  (Cost $23,310,553)+                                              $ 28,665,550
                                                                   ------------
Principal
Amount
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.02%
$903,663  Firstar Stellar Treasury Fund
            (Cost $903,663)                                        $    903,663
                                                                   ------------
Total Investments in Securities
  (Cost $24,214,216): 98.88%                                         29,569,213
Other Assets less Liabilties: 1.12%                                     334,419
                                                                   ------------
Net Assets: 100.00%                                                $ 29,903,632
                                                                   ============

----------
*    Non-incoome producing security.

+    Gross unrealized appreciation and depreciation of securities is as follows:

Gross unrealized appreciation                                      $  7,447,075
Gross unrealized depreciation                                        (2,092,078)
                                                                   ------------
Net unrealized appreciation                                        $  5,354,997
                                                                   ============

                               THE AL FRANK FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (cost $24,214,216) .....................................       $ 29,569,213
  Receivables:
    Dividends and interest .................................             14,970
    Fund shares sold .......................................            371,550
    Securities sold ........................................            155,235
  Deferred organization costs ..............................             10,546
  Prepaid expenses .........................................             29,538
                                                                   ------------
      Total assets .........................................         30,151,052
                                                                   ------------
LIABILITIES
  Payables:
    Administration fees ....................................              4,884
    Distribution fees ......................................              6,113
    Due to advisor .........................................             28,217
    Fund shares redeemed ...................................            137,346
    Securities purchased ...................................             70,860
                                                                   ------------
      Total liabilities ....................................            247,420
                                                                   ------------

NET ASSETS .................................................       $ 29,903,632
                                                                   ============
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    PER SHARE [$29,903,632 / 1,667,553 shares
    outstanding; unlimited number of shares
    (par value $.01) authorized] ...........................       $      17.93
                                                                   ============

  OFFERING PRICE PER SHARE ($17.93 / .9450) ................       $      18.97
                                                                   ============
COMPONENTS OF NET ASSETS
  Paid-in capital ..........................................       $ 23,700,699
  Net investment loss ......................................           (123,517)
  Accumulated net realized gain on investments .............            971,453
  Net unrealized appreciation on investments ...............          5,354,997
                                                                   ------------
      Net assets ...........................................       $ 29,903,632
                                                                   ============

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ..................................................    $   132,317
    Interest ...................................................         24,788
                                                                    -----------
         Total income ..........................................        157,105
                                                                    -----------
  Expenses
    Advisory fees (note 3) .....................................        124,882
    Distribution fees (note 4) .................................         31,220
    Administration fees (Note 3) ...............................         24,976
    Professional fees ..........................................         18,248
    Registration expense .......................................         16,074
    Transfer agent fees ........................................         14,356
    Fund accounting fees .......................................         13,419
    Custody fees ...............................................          7,182
    Reports to shareholders ....................................          5,902
    Deferred organization expense ..............................          3,472
    Miscellaneous ..............................................          2,625
    Trustee fees ...............................................          2,132
    Insurance expense ..........................................          1,006
                                                                    -----------
      Total expenses ...........................................        265,494
      Add: expenses recouped by advisor (Note 3) ...............         15,128
                                                                    -----------
        Net expenses ...........................................        280,622
                                                                    -----------
          NET INVESTMENT LOSS ..................................       (123,517)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments .............................        627,919
  Net change in unrealized appreciation on
    investments ................................................      4,194,145
                                                                    -----------
        Net realized and unrealized
          gain on investments ..................................      4,822,064
                                                                    -----------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS ....................................    $ 4,698,547
                                                                    ===========

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    Six Months Ended        Year Ended
                                                     June 30, 2001#      December 31, 2000
                                                     --------------      -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ..........................      $   (123,517)        $   (104,299)
  Net realized gain on investments .............           627,919              362,231
  Net change in unrealized appreciation /
    (depreciation) on investments ..............         4,194,145             (319,164)
                                                      ------------         ------------
     NET INCREASE / (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ...............         4,698,547              (61,232)
                                                      ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on security transactions ...                --             (886,353)
                                                      ------------         ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived
    from net change in outstanding shares (a)            5,378,967           13,111,125
                                                      ------------         ------------
   TOTAL INCREASE IN NET ASSETS ................        10,077,514           12,163,540
                                                      ------------         ------------
NET ASSETS
   Beginning of period .........................        19,826,118            7,662,578
                                                      ------------         ------------
   END OF PERIOD ...............................      $ 29,903,632         $ 19,826,118
                                                      ============         ============

(a) A summary of share transactions is as follows:

                             Six Months Ended                Year Ended
                              June 30, 2001#              December 31, 2000
                         ------------------------     -------------------------
                          Shares         Value         Shares         Value
                         --------     -----------     --------     ------------
Shares sold .........     501,260     $ 8,588,490      975,413     $ 15,365,513
Shares issued on
  reinvestment of
  distributions .....          --              --       55,209          881,129
Shares redeemed .....    (193,438)     (3,209,523)    (197,647)      (3,135,517)
                         --------     -----------     --------     ------------

Net increase ........     307,822     $ 5,378,967      832,975     $ 13,111,125
                         ========     ===========     ========     ============

----------
#  Unaudited.

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each year
--------------------------------------------------------------------------------

                                                                             Year Ended
                                                   Six Months               December 31,            Jan. 2, 1998*
                                                      Ended          --------------------------        through
                                                 June 30, 2001#         2000            1999        Dec. 31, 1998
                                                 --------------      ----------      ----------     -------------
Net asset value, beginning of period ......        $    14.58        $    14.55      $     9.07       $    10.00
                                                   ----------        ----------      ----------       ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .....................             (0.07)            (0.08)          (0.21)           (0.08)
  Net realized and unrealized gain on
    investments ...........................              3.42              0.18            5.69            (0.85)
                                                   ----------        ----------      ----------       ----------

Total from investment operations ..........              3.35              1.10            5.48            (0.93)
                                                   ----------        ----------      ----------       ----------
LESS DISTRIBUTIONS:
  From net realized gain on investments ...                --             (1.07)             --               --

Net asset value, end of period ............        $    17.93        $    14.58      $    14.55       $     9.07
                                                   ==========        ==========      ==========       ==========

Total return ..............................             22.89%+            6.98%          60.42%           (9.30%)+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) .....        $   29,903        $   19,826      $    7,663       $    7,042

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before expense reimbursement ............              2.14%**           2.25%           3.60%            3.74%**
  After expense reimbursement .............              2.25%**           2.25%           2.20%            2.25%**

RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS
    After expense reimbursement ...........             (0.99%)**         (0.79%)         (1.32%)          (1.28%)**

Portfolio turnover rate ...................              4.79%+           30.17%          19.00%            5.82%+

----------
*   Commencement of operations.
**  Annualized.
+   Not Annualized.
#   Unaudited.

See accompanying Notes to Financial Statements.

                               THE AL FRANK FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

                               THE AL FRANK FUND

--------------------------------------------------------------------------------

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of
          sixty  months  from  the  date  of  the  Fund   commenced   investment
          operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended June 30, 2001, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended June 30, 2001, the Fund incurred $124,882 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2001, the Advisor recouped $15,128 of such expenses it previously reimbursed to the Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $149,524 at June 30, 2001.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares

                               THE AL FRANK FUND

--------------------------------------------------------------------------------

reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                               Fee rate
----------------                               --------
Less than $15 million                          $30,000
$15 million to less than $50 million           0.20% of average daily net assets
$50 million to less than $100 million          0.15% of average daily net assets
$100 million to less than $150 million         0.10% of average daily net assets
More than $150 million                         0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2001, the Fund paid the Distribution Coordinator $31,220.

NOTE 5 - SECURITIES TRANSACTIONS

     For the six months ended June 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,832,250 and $1,142,555 respectively.

                               THE AL FRANK FUND

--------------------------------------------------------------------------------

NOTE 6 - PRIVACY NOTICE

     The Al Frank Fund, Al Frank Asset Management, Inc. and First Fund Distributors, Inc. collect non-public information about you from the following sources:

     *    Information we receive about you on applications or other forms;
     *    Information you give us orally; and
     *    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

--------------------------------------------------------------------------------

                                     ADVISOR

                         Al Frank Asset Management, Inc.
                           465 Forest Avenue, Suite I
                         Laguna Beach, California 92651
                                 www.alfrank.com


                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    CUSTODIAN

                     Firstar Institutional Custody Services
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 TRANSFER AGENT

                          American Data Services, Inc.
                                  PO Box 542007
                              Omaha, NE 68154-1952
                                 (888) 263-6443


                                  LEGAL COUNSEL

                     Paul, Hastings, Janofsky & Walker, LLP
                              345 California Street
                         San Francisco, California 94104

--------------------------------------------------------------------------------

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.